Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards
From time to time, the Company grants stock options to its employees, including the NEOs. Historically, the Company has granted new-hire option awards on or soon after a new hire’s employment start date. The Company frequently utilizes its 2017 Inducement Plan to grant options to new hires who qualify under the plan. The Company’s practice is to award employees, including NEOs, annual refresh option grants in the first quarter of each fiscal year, which refresh grants are typically approved at the regularly scheduled meeting of the Compensation Committee occurring in such quarter. Additionally, the Company occasionally issues discretionary stock options to its employees, including NEOs, which seek to accomplish specific goals, including employee retention or an adjustment associated with certain corporate events.
Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the Board and at the time of each annual meeting of the Company’s stockholders, respectively, pursuant to the Non-Employee Director Compensation Policy, as further described under the heading, “Non-Employee Director Compensation—Non-Employee Director Compensation Policy” above.
The Company does not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. The Compensation Committee considers whether there is any MNPI about the Company when determining the timing of stock option grants and does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Method
From time to time, the Company grants stock options to its employees, including the NEOs. Historically, the Company has granted new-hire option awards on or soon after a new hire’s employment start date. The Company frequently utilizes its 2017 Inducement Plan to grant options to new hires who qualify under the plan. The Company’s practice is to award employees, including NEOs, annual refresh option grants in the first quarter of each fiscal year, which refresh grants are typically approved at the regularly scheduled meeting of the Compensation Committee occurring in such quarter. Additionally, the Company occasionally issues discretionary stock options to its employees, including NEOs, which seek to accomplish specific goals, including employee retention or an adjustment associated with certain corporate events.
Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the Board and at the time of each annual meeting of the Company’s stockholders, respectively, pursuant to the Non-Employee Director Compensation Policy, as further described under the heading, “Non-Employee Director Compensation—Non-Employee Director Compensation Policy” above.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation Committee considers whether there is any MNPI about the Company when determining the timing of stock option grants and does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false